Summary of Significant Accounting Policies - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Oct. 31, 2008
Summary Of Significant Accounting Policies [Line Items]
Deficit accumulated during the development stage	$ 35,513,000	$ 27,603,887	$ 41,371,578
Irrevocable Stand-By and Unconditional Letter Of Credit				44,000
Certificate Of Deposit	$ 44,000
Convertible preferred stock, warrants and options have been excluded from the computation of potentially dilutive securities	15,817,737	24,333,650